Details of Significant Accounts - Finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details of Significant Accounts
Interest expense - lease liabilities	$ 8	$ 9	$ 9